Unaudited Condensed Consolidated Statement of Changes in Redeemable Convertible Preferred Shares and Shareholders' Deficit (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Common stock par value per share	$ 0.0001	$ 0.0001		$ 0.001
Southern Airways Corporation
Common stock par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001